Pension and Post-Retirement and Post-Employment Benefits - Components of Regulatory Assets Expected to be Amortized as Components of Net Periodic Benefit Costs (Detail) - Regulatory Assets [Member] - CAD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Pension Benefits [Member]
Schedule Of Components Of Regulatory Assets Expected To Be Amortized As Components Of Net Periodic Benefit Cost [Line Items]
Prior service cost	$ 2	$ 0
Actuarial loss	124	95
Post-Retirement and Post-Employment Benefits [Member]
Schedule Of Components Of Regulatory Assets Expected To Be Amortized As Components Of Net Periodic Benefit Cost [Line Items]
Prior service cost	4	0
Actuarial loss	$ 2	$ 2